As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2012

Date of reporting period: November 30, 2011

Item 1. Schedules of Investments.

Niemann Tactical Return Fund
Schedule of Investments
at November 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 10.70%	Value
	Cut and Sew Apparel Manufacturing - 0.48%
2,640	Lululemon Athletica, Inc. (a)	$131,208
	Deep Sea, Coastal, and Great Lakes Water Transportation - 0.51%
3,253	Golar LNG Ltd. (b)	141,831
	Electronics and Appliance Stores - 0.53%
13,060	Conn's, Inc. (a)	147,317
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.49%
3,155	Twin Disc, Inc.	133,772
	Full-Service Restaurants - 0.51%
4,251	Domino's Pizza, Inc. (a)	140,028
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.43%
5,942	Virnetx Holding Corp. (a)	117,889
	Oil and Gas Extraction - 1.61%
4,829	Approach Resources, Inc. (a)	151,051
6,084	Atlas Energy LP	147,659
1,632	Cabot Oil & Gas Corp.	144,579
		443,289
	Other Furniture Related Product Manufacturing - 0.44%
6,616	Select Comfort Corp. (a)	122,594
	Other Miscellaneous Store Retailers - 0.47%
4,786	Stamps.com, Inc. (a)	130,993
	Other Support Services - 0.54%
4,393	Liquidity Services, Inc. (a)	149,625
	Pharmaceutical and Medicine Manufacturing - 3.30%
2,020	Alexion Pharmaceuticals, Inc. (a)	138,693
12,774	ARIAD Pharmaceuticals, Inc. (a)	154,438
3,552	Jazz Pharmaceuticals, Inc. (a)	140,730
11,755	Pharmacyclics, Inc. (a)	179,029
3,156	Questcor Pharmaceuticals, Inc. (a)	141,862
11,182	Spectrum Pharmaceuticals, Inc. (a)	154,871
		909,623
	Semiconductor and Other Electronic Component Manufacturing - 0.92%
6,927	Silicon Motion Technology Corp. - ADR (a)	135,076
4,780	Spreadtrum Communications, Inc. - ADR	118,305
		253,381
	Software Publishers - 0.47%
3,190	NetSuite, Inc. (a)	129,323

	TOTAL COMMON STOCKS (Cost $2,950,218)	2,950,873

	EXCHANGE-TRADED FUNDS - 58.42%
20,000	iShares Barclays 3-7 Year Treasury Bond Fund	2,428,600
26,500	iShares Barclays 20+ Year Treasury Bond Fund	3,123,820
13,700	iShares Barclays Aggregate Bond Fund	1,498,506
52,800	iShares Dow Jones U.S. Utilities Sector Index Fund	4,544,496
102,000	Vanguard High Dividend Yield ETF	4,511,460
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,758,971)	16,106,882

Shares	SHORT-TERM INVESTMENTS - 31.29%	Value
8,626,652	Invesco STIT - Liquid Assets Portfolio - Institutional Class, 0.16% (c)	8,626,652
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,626,652)	8,626,652

	Total Investments in Securites (Cost $27,335,841) - 100.41%	27,684,407
	Liabilities in Excess of Other Assets - (0.41)%	(113,155)
	NET ASSETS - 100.00%	$27,571,252

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of November 30, 2011.

Note 1 – Securities Valuation

The Niemann Tactical Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$140,028	$-	$-	$140,028
Administrative Support, Waste Management	149,625	-	-	149,625
Information	129,322	-	-	129,322
Manufacturing	1,550,579	-	-	1,550,579
Mining	443,289			443,289
Real Estate and Rental and Leasing	117,889	-	-	117,889
Retail Trade	278,310	-	-	278,310
Transportation and Warehousing	141,831	-	-	141,831
Total Common Stocks	2,950,873	-	-	2,950,873
Exchange-Traded Funds
	16,106,882	-	-	16,106,882
Short-Term Investments	8,626,652	-	-	8,626,652

Total Investments in Securities	$27,684,407	$-	$-	$27,684,407

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at November 30, 2011, the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the quarter ended November 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$27,396,432

Gross unrealized appreciation	$464,714
Gross unrealized depreciation	(176,739)
Net unrealized appreciation	$287,975

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Douglas G. Hess
 Douglas G. Hess, President

Date  1/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
 Douglas G. Hess, President

Date  1/16/2012

By (Signature and Title)* /s/Cheryl L. King
 Cheryl L. King, Treasurer

Date  1/16/2012

* Print the name and title of each signing officer under his or her signature.